Equity (Details 3) - Warrants [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Warrants issued, Beginning Balance	24,085,000	19,845,000
Issued	2,000,000	4,240,000
Exercised	(8,183,000)
Warrants Outstanding, Ending Balance	17,902,000	24,085,000
Warrant exercisable	17,902,000	24,085,000
Weighted Average Exercise Price, Beginning Balance	$ 1.74	$ 1.26
Weighted Average Exercise Price, Issued	8.50	4.00
Weighted Average Exercise Price, Exercised	1.59	0
Weighted Average Exercise Price, Expired	0	0
Weighted Average Exercise Price, Ending balance	2.56	1.74
Weighted Average Exercise Price, Exercisable	$ 2.56	$ 1.74
Weighted Average Remaining Contractual Life, Beginning balance	3 years	3 years 6 months
Weighted Average Remaining Contractual Life, Issued	2 years 9 months 18 days	2 years 1 month 6 days
Weighted Average Remaining Contractual Life, Ending balance	1 year 9 months 18 days	3 years
Weighted Average Remaining Contractual Life, Exercisable	1 year 9 months 18 days	3 years